Net (Loss) Income Per Share (Details) - Schedule of numerator and denominator used to calculate basic earnings per share and diluted earnings per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net (loss) income - basic (in Dollars)	$ (10,469)	$ (13,499)	$ 51,445	$ (19,953)	$ (60,606)	$ (14,901)
Reverse: change in fair value of warrant liabilities (in Dollars)			$ (74,731)
Net loss - diluted	$ (10,469)	$ (13,499)	$ (23,286)	$ (19,953)	$ (0.72)	$ (0.19)
Denominator:
Weighted average shares outstanding, basic (in Shares)	139,237,805	82,990,664	137,416,593	82,577,953
Dilutive effect of warrants (in Dollars)			$ 181,942
Weighted average shares outstanding, diluted (in Shares)	139,237,805	82,990,664	137,598,535	82,577,953
Net (loss) income per share, basic	$ (0.08)	$ (0.16)	$ 0.37	$ (0.24)
Net loss per share, diluted	$ (0.08)	$ (0.16)	$ (0.17)	$ (0.24)